Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of trade receivables [Abstract]
Summary of Current Trade Receivables

TCHF	December 31, 2023	December 31, 2022
Current receivables	1,419	1,548
Expected credit loss allowance	(248)	(227)

Total	1,171	1,321

Summary of Trade Receivables Expected Credit Loss Allowance

TCHF	2023	2022
Balance at beginning of year	(227)	(204)
Impairment losses recognized	(36)	(23)
Reversal of impairment losses	15	—

Balance at end of year	(248)	(227)